SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Segment Information [Abstract]
Reconciliation of segment results to Consolidated Results
Reconciliations of segment revenue to consolidated revenue and segment loss to consolidated loss from operations is shown in the following table for each of the periods presented (in thousands):

	For the Year Ended December 31, 2021
	North America	Europe	Total
Revenue	$68,460	$12,538	$80,998
Segment loss	(103,334)	(28,522)	(131,856)
Unallocated corporate expenses:
Operations and technology			(13,783)
General and administrative			(36,205)

Loss from operations			$(181,844)

	For the Year Ended December 31, 2020
	North America	Europe	Total
Revenue	$46,593	$13,730	$60,323
Segment loss	(64,669)	(18,167)	(82,836)
Unallocated corporate expenses:
Operations and technology			(12,879)
General and administrative			(15,912)

Loss from operations			$(111,627)

Summary of revenue distribution for its North America segment	The Company’s revenue distribution for its North America segment was as follows:

	Year Ended December 31,
	2021	2020
United States	86%	90%
Canada	14%	10%

	100%	100%

Summary of net long-lived assets by geographic area
Long-lived assets include property and equipment, net. The following long-lived assets data is based upon the location of the assets (in thousands):

	As of December 31,
	2021	2020
North America	$11,267	$7,920
Europe	4,678	6,154

Total long-lived assets	$15,945	$14,074